UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Talon Capital, LLC
Address:  1001 Farmington Avenue, Suite 200
          West Hartford, CT  06107

Form 13F File Number:  028-11151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Henry Krupnikoff
Title:     Chief Financial Officer
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:

/s/ Henry Krupnikoff   West Hartford, CT	August 14, 2006
     [Signature]	 [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     56

Form 13F Information Table Value Total:     $59,984 (in thousands)

List of Other Included Managers:

13F No.         Name
028-11150       H. Mark Lunenburg

* Mr. Lunenburg is the Investment Manager of a single investment advisory firm, Talon Capital, LLC, which has investment discretion over the investment portfolios reported herein.

                                Title Of               Value  SH/Prn  SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                   Class        CUSIP   x$1,000   Amt   Prn CALL Discretion Managers  Sole  Shared  None
AES CORP                     Common         00130H105   1,476  80,000 SH         OTHER      (1)                   80,000
AGL RES INC                  Common         001204106   1,525  40,000 SH         OTHER      (1)                   40,000
AGNICO EAGLE MINES LTD       Common         008474108      99   3,000 SH         OTHER      (1)     3,000
AQUILA INC                   Common         03840P102   1,389 330,000 SH         OTHER      (1)                  330,000
CENTERPOINT ENERGY INC       Common         15189T107   1,819 145,500 SH         OTHER      (1)                  145,500
CH ENERGY GROUP INC          Common         12541M102   1,066  22,200 SH         OTHER      (1)                   22,200
CITIGROUP INC                Common         172967101     241   5,000 SH         OTHER      (1)     5,000
CLECO CORP NEW               Common         12561W105     260  11,200 SH         OTHER      (1)                   11,200
CMS ENERGY CORP              Common         125896100     324  25,000 SH         OTHER      (1)                   25,000
CONSTELLATION ENERGY GROUP I Common         210371100   2,453  45,000 SH         OTHER      (1)                   45,000
DIAMOND OFFSHORE DRILLING IN Common         25271C102     168   2,000 SH         OTHER      (1)     2,000
DPL INC                      Common         233293109   1,166  43,500 SH         OTHER      (1)                   43,500
DUKE ENERGY CORP NEW         Common         26441C105   1,733  59,000 SH         OTHER      (1)                   59,000
EL PASO ELEC CO              Common New     283677854   3,048 151,200 SH         OTHER      (1)                  151,200
EMPIRE DIST ELEC CO          Common         291641108   1,151  56,000 SH         OTHER      (1)                   56,000
ENERGEN CORP                 Common         29265N108   1,152  30,000 SH         OTHER      (1)                   30,000
EXELON CORP                  Common         30161N101   3,410  60,000 SH         OTHER      (1)                   60,000
EXXON MOBIL CORP             Common         30231G102     491   8,000 SH         OTHER      (1)     8,000
FIRSTENERGY CORP             Common         337932107   3,036  56,000 SH         OTHER      (1)                   56,000
FOUNDATION COAL HLDGS INC    Common         35039W100     352   7,500 SH         OTHER      (1)                    7,500
GLAMIS GOLD LTD              Common         376775102     114   3,000 SH         OTHER      (1)     3,000
GLOBAL INDS LTD              Common         379336100     251  15,000 SH         OTHER      (1)    15,000
GOLDCORP INC NEW             Common         380956409     106   3,500 SH         OTHER      (1)     3,500
HANOVER COMPRESSOR CO        Common         410768105     470  25,000 SH         OTHER      (1)    25,000
IDACORP INC.                 Common         451107106     686  20,000 SH         OTHER      (1)                   20,000
INTERNATIONAL GAME TECHNOLOG Common         459902102     133   3,500 SH         OTHER      (1)     3,500
LEVEL 3 COMMUNICATIONS INC   Common         52729N100      44  10,000 SH         OTHER      (1)    10,000
MGE ENERGY INC               Common         55277P104   1,315  42,200 SH         OTHER      (1)                   42,200
NEWMONT MINING CORP          Common         651639106     132   2,500 SH         OTHER      (1)     2,500
NISOURCE INC                 Common         65473P105   1,092  50,000 SH         OTHER      (1)                   50,000
NORTHEAST UTILS              Common         664397106   2,170 105,000 SH         OTHER      (1)                  105,000
NORTHWEST NAT GAS CO         Common         667655104     463  12,500 SH         OTHER      (1)                   12,500
NSTAR                        Common         67019E107   1,868  65,300 SH         OTHER      (1)                   65,300
ONEOK INC NEW                Common         682680103     511  15,000 SH         OTHER      (1)                   15,000
PEOPLES ENERGY CORP          Common         711030106   1,257  35,000 SH         OTHER      (1)                   35,000
PEPCO HOLDINGS INC           Common         713291102   1,995  84,600 SH         OTHER      (1)                   84,600
PINNACLE WEST CAP CORP       Common         723484101     998  25,000 SH         OTHER      (1)                   25,000
PPL CORP                     Common         69351T106   2,035  63,000 SH         OTHER      (1)                   63,000
PROGRESS ENERGY INC          Common         743263105   1,500  35,000 SH         OTHER      (1)                   35,000
PUGET ENERGY INC NEW         Common         745310102     859  40,000 SH         OTHER      (1)                   40,000
QLOGIC CORP                  Common         747277101     172  10,000 SH         OTHER      (1)    10,000
RELIANT ENERGY INC           Common         75952B105     749  62,500 SH         OTHER      (1)                   62,500
SCANA CORP NEW               Common         80589M102   1,327  34,400 SH         OTHER      (1)                   34,400
SELECT SECTOR SPDR TR        SBI INT-UTILS  81369Y886     759  23,500 SH  Put    OTHER      (1)                   23,500
SOUTH JERSEY INDS INC        Common         838518108     504  18,400 SH         OTHER      (1)                   18,400
SUNCOR ENERGY INC            Common         867229106     203   2,500 SH         OTHER      (1)     2,500
TECO ENERGY INC              Common         872375100   2,166 145,000 SH         OTHER      (1)                  145,000
TOYOTA MOTOR CORP            Sp ADR Rep2Com 892331307     157   1,500 SH         OTHER      (1)     1,500
TXU CORP                     Common         873168108   3,868  64,700 SH         OTHER      (1)                   64,700
UNITED TECHNOLOGIES CORP     Common         913017109     317   5,000 SH         OTHER      (1)     5,000
VALERO ENERGY CORP NEW       Common         91913Y100     166   2,500 SH         OTHER      (1)     2,500
VERASUN ENERGY CORP          Common         92336G106      66   2,500 SH         OTHER      (1)     2,500
WESTAR ENERGY INC            Common         95709T100   1,892  89,900 SH         OTHER      (1)                   89,900
WILLBROS GROUP INC           Common         969199108     597  31,500 SH         OTHER      (1)                   31,500
WISCONSIN ENERGY CORP        Common         976657106   1,294  32,100 SH         OTHER      (1)                   32,100
WPS RESOURCES CORP           Common         92931B106   1,389  28,000 SH         OTHER      (1)                   28,000
                                                       59,984
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